Share Based Compensation	12 Months Ended
Dec. 31, 2012
Share Based Compensation
(25)	SHARE BASED COMPENSATION

On July 31, 2006, the Company adopted the 2006 Stock Incentive Plan (the “Plan”) to recognize and acknowledge the contributions the eligible participants made to the Company and to the business. As of December 31, 2012, options to purchase up to 15,882,630 ordinary shares are authorized under the Plan. Share options are granted at an exercise price more than or equal to the stock’s fair value at the date of grant and have a term of three to five years. Generally, share option granted vest over 3 to 5 years from date of grant while certain options granted vest immediately.

The fair value of the option award is estimated on the date of grant using a lattice-based option valuation model, which incorporates ranges of assumptions for inputs as noted in the following table. Prior to the Initial Public Offering (“IPO”) in June 2007, because the Company did not maintain an internal market for its shares, the expected volatility was based on the historical volatilities of comparable publicly traded companies engaged in similar industry. The Company uses historical data to estimate employee termination within the valuation model. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The employees that were granted the share options are expected to exhibit the same behavior. Since the share options once exercised will primarily trade in the U.S. capital market and there was no comparable PRC zero coupon rate, the risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury Note as of the grant date.

Following the Company’s IPO, because the Company did not have a sufficient historical transaction data to date to calculate the volatility, the expected volatility was still based on the historical volatilities of comparable publicly traded companies engaged in similar industry until 2010. In 2011, the Company’s calculation of expected volatility was based on the implied volatility of the Company as of the grant date. In 2012, the Company’s calculation of expected volatility was based on the historical volatility of the Company as of the grant date. Other computational methodologies and assumptions remained unchanged.

	2010	2011	2012
Expected volatility	70.28%~88.64%	58.88%~ 63.96%	97.50%
Expected dividends	0%	0%	0%
Expected term	5.91~8.56 years	5.51~ 6.95 years	4.17~4.89 years
Risk-free interest rate	2.44%~3.88%	3.02%~ 3.66%	2.68%~3.04%
Estimated fair value of underlying ordinary shares	US$5.50~US$9.54	US$3.79~US$7.84	US$4.00~US$4.24
Weighted-average fair value of underlying ordinary shares	US$5.76	US$7.07	US$4.16

Prior to the IPO, the estimated fair value of the underlying ordinary shares granted was determined based on a valuation analysis performed by Sallmanns based on various generally accepted valuation methodologies. Management determined that the income approach was appropriate to determine the fair value of the Company’s business and its share price.

A summary of the non-cash share based compensation expenses for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Costs of goods sold	2,783	1,881	1,323
General and administrative expenses	7,717	7,260	6,669
Selling expenses	57	126	189
Research and development costs	487	660	723

Total non-cash share based compensation expenses	11,044	9,927	8,904

No non-cash share-based compensation expense was incurred for the years ended December 31, 2010, 2011 and 2012 respectively in respect of share options granted to non-employees.

A summary of options for the years ended December 31, 2010, 2011 and 2012 is presented below:

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2010
Outstanding as of December 31, 2009	6,332,856	30,000	6,362,856	US$	10.57

Granted during 2010	6,818,437	0	6,818,437	US$	7.12
Exercised	(1,532,712)	0	(1,532,712)	US$	4.55
Forfeited or cancelled	(503,463)	0	(503,463)	US$	21.29
Outstanding as of December 31, 2010	11,115,118	30,000	11,145,118	US$	8.80	6.43 years	29,992

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2011
Outstanding as of December 31, 2010	11,115,118	30,000	11,145,118	US$	8.8

Granted during 2011	665,700	0	665,700	US$	10.77
Exercised	(1,021,717)	(30,000)	(1,051,717)	US$	4.51
Forfeited or cancelled	(1,269,816)	0	(1,269,816)	US$	9.59
Outstanding as of December 31, 2011	9,489,285	0	9,489,285	US$	9.31	6.64 years	0

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2012
Outstanding as of December 31, 2011	9,489,285	0	9,489,285	US$	9.31

Granted during 2012	3,909,973	0	3,909,973	US$	5.63
Exercised	0	0	0		0
Forfeited or cancelled	(4,729,150)	0	(4,729,150)	US$	10.99
Outstanding as of December 31, 2012	8,670,108	0	8,670,108	US$	6.73	7.91 years	0

Vested or expected to vest as of December 31, 2012	8,599,646	0	8,599,646	US$	6.74	7.90 years	0

Exercisable as of December 31, 2012	2,302,858	0	2,302,858	US$	7.55	7.16 years	0

         The total intrinsic value of options exercised during the years ended December 31, 2010 and 2011 was US$4,719 and US$4,160 respectively. There were no share options exercised in 2012.

         The Company reduced the exercise price and extended the vesting period of 1,390,170 outstanding share options held by employees in 2012. The total incremental value as a result of the modification amounted to US$1,416 in 2012, which is recognized ratably over 5 years from the date of modification. The Company has elected to bifurcate the amounts and recognize the incremental value over the period from the modification date until the date when the modified share option vest. The modified share options were included in the number of share options granted and number of share options forfeited or cancelled for the year ended December 31, 2012.

As of December 31, 2012, there was US$25,622 (2011: US$29,558) of total unrecognized compensation cost related to non-vested share options. This cost is expected to be recognized over a weighted average period of approximately 2.86 years (2011: 3.31 years). The Company is expected to issue new shares to satisfy share option exercises. Cash received from the exercise of options under the share option plans during 2012 was US$ nil (2011: US$4,745).